UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Private Placement For Institutional Investors	Registered Direct Offering	Exercise of Warrant	Share capital	Share capital Private Placement For Institutional Investors	Share capital Registered Direct Offering	Share capital Exercise of Warrant	Share premium [1]	Share premium Private Placement For Institutional Investors	[1]	Share premium Registered Direct Offering	[1]	Share premium Exercise of Warrant	[1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2022	$ 744,312				$ 33				$ 1,657,015							$ 39,049	$ 14,671	$ (966,456)
Statement of changes in equity [Roll Forward]
Loss for the period	(373,436)																	(373,436)
Other comprehensive loss:
Exchange differences on translation of foreign operations	(13,705)																(13,705)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(387,141)																(13,705)	(373,436)
Issuance of ordinary shares		$ 234,410	$ 349,278	$ 352,491		$ 1	$ 1	$ 1		$ 234,409		$ 349,277		$ 352,490
Exercise of share options	11,195								17,301							(6,106)
Reclassification of vested restricted share units	0								23,421							(23,421)
Equity-settled share-based compensation expense	35,091															35,091
Ending balance at Sep. 30, 2023	1,339,636				36				2,633,913							44,613	966	(1,339,892)
Other comprehensive loss:
Reserves	1,339,600
Reserves	1,251,335
Beginning balance at Dec. 31, 2023	1,251,371				36				2,637,120							54,621	44,304	(1,484,710)
Statement of changes in equity [Roll Forward]
Loss for the period	(203,310)																	(203,310)
Other comprehensive loss:
Exchange differences on translation of foreign operations	3,374																3,374
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(199,936)																3,374	(203,310)
Exercise of share options	9,118								14,011							(4,893)
Reclassification of vested restricted share units	1				1				34,596							(34,596)
Equity-settled share-based compensation expense	55,553															55,553
Ending balance at Sep. 30, 2024	1,116,107				$ 37				$ 2,685,727							$ 70,685	$ 47,678	$ (1,688,020)
Other comprehensive loss:
Reserves	$ 1,116,070

[1]	These reserve accounts comprise the consolidated reserves of $1,116.1 million and $1,339.6 million in the consolidated statements of financial position as at September 30, 2024 and, 2023, respectively